Income Taxes - Details of Income (loss) before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Canadian	$ (184)	$ (57)
Foreign	1,790	935
Income before income taxes, Total	$ 1,606	$ 878